CONSOLIDATED BALANCE SHEETS	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,759,126,853	$ 251,551,794	¥ 1,017,148,142
Restricted cash	34,931	4,995	83,387
Short-term bank deposits	502,501,754	71,856,795	3,070,374,400
Accounts receivable, net of allowance for credit loss of RMB17,725,683 and RMB14,816,208 as of December 31, 2024 and December 31, 2025, respectively	77,583,990	11,094,363	49,056,771
Prepayments	15,790,383	2,257,995	26,884,785
Amounts due from related parties	91,600,802	13,098,740	74,174,692
Other current assets	185,264,173	26,492,424	231,353,868
Total current assets	2,631,902,886	376,357,106	4,469,076,045
Property and equipment, net	5,039,863	720,691	7,093,429
Intangible assets, net	33,579,905	4,801,863	60,917,092
Long-term bank deposits			360,000,000
Investments (include the fair value measured investments of RMB76,929,667 and RMB11,062,659 as of December 31, 2024 and 2025, respectively)	383,683,224	54,865,971	456,814,694
Right-of-use assets	7,900,307	1,129,729	15,816,035
Other non-current assets	57,844,845	8,271,704	76,615,919
TOTAL ASSETS	3,119,951,030	446,147,064	5,446,333,214
Current liabilities: (include amounts of the consolidated VIEs without recourse to DouYu International Holdings Limited. See Note 2.2)
Accounts payable	554,131,285	79,239,720	498,667,437
Advances from customers	2,311,403	330,526	4,443,895
Deferred revenue	236,899,790	33,876,219	252,346,104
Accrued expenses and other current liabilities	218,920,812	31,305,260	242,517,101
Amounts due to related parties	112,306,534	16,059,621	222,588,850
Lease liabilities due within one year	6,702,853	958,495	11,457,877
Total current liabilities	1,131,272,677	161,769,841	1,232,021,264
Lease liabilities	1,306,423	186,816	4,222,724
TOTAL LIABILITIES	1,132,579,100	161,956,657	1,236,243,988
Commitments and contingencies (Note 19)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 500,000,000 and 500,000,000 shares authorized, 30,178,859 shares issued and 30,178,859 shares outstanding as of December 31, 2024 and 2025, respectively)	20,360	2,911	20,360
Additional paid-in capital	5,363,717,087	767,001,342	7,514,498,337
Accumulated deficit	(3,820,899,394)	(546,381,346)	(3,791,817,469)
Accumulated other comprehensive income	444,533,877	63,567,500	487,387,998
Total DouYu International Holdings Limited Shareholders' equity	1,987,371,930	284,190,407	4,210,089,226
Total Shareholders' equity	1,987,371,930	284,190,407	4,210,089,226
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 3,119,951,030	$ 446,147,064	¥ 5,446,333,214